Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
December 31,
2019

Credit Agreement	$602,977
Senior Notes	150,000
Capital leases maturing at various dates through 2022	10,153
Other long-term debt maturing at various dates up to 2023	3,493
766,623
Less: current portion	5,545

Long-term debt - non-current	$761,078

Schedule of Maturities of Long-term Debt [Table Text Block]
2020	$16,770
2021	55,230
2022	54,724
2023	220,980
2024 and thereafter	418,919